ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES
ACCRUED EXPENSES

18.  ACCRUED EXPENSES

The breakdown of accrued expenses is as follows:

	2019	2020
Operation, maintenance, and telecommunication service	7,521	8,455
Salaries and benefits	2,658	3,399
General, administrative, and marketing expenses	2,365	2,255
Interest and bank charges	217	156
Total	12,761	14,265

Refer to Note 32 for details of related party transactions.